Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2021
Related Party Transaction [Line Items]
Unpaid guaranteed payments	$ 229	$ 47
Affiliated Entity
Related Party Transaction [Line Items]
Accrued preferred dividends			$ 4,200
Affiliated Entity | Guaranteed Payments
Related Party Transaction [Line Items]
Related party expense	4,300	5,300
Unpaid guaranteed payments	500	300
Former Shareholder and Chairman | Management fees
Related Party Transaction [Line Items]
Related party expense	0	200
Unpaid management fees	$ 0	$ 0